Goodwill - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Goodwill impairment	$ 0				$ 0	$ 1,280	$ 700
Tevas United States, Europe, International Markets and Medis reporting units [Member]
Goodwill [Line Items]
Reporting unit percentage of fair value in excess of carrying amount	10.00%
Tevas API Reporting Unit [Member]
Goodwill [Line Items]
Goodwill impairment		$ 280	$ 600	$ 400